As filed with the U.S. Securities and Exchange Commission
on March 12, 2018
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 502 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 505  ☑

(Check appropriate box or boxes)
Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440
 Bruno del Ama
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X China Consumer ETF	Global X | JPMorgan U.S. Sector Rotator Index ETF
Global X China Energy ETF	Global X Guru® Index ETF
Global X China Financials ETF	Global X Scientific Beta U.S. ETF
Global X China Industrials ETF	Global X Scientific Beta Europe ETF
Global X China Materials ETF	Global X Scientific Beta Japan ETF
Global X NASDAQ China Technology ETF	Global X Scientific Beta Asia ex-Japan ETF
Global X FTSE Southeast Asia ETF	Global X YieldCo Index ETF
Global X MSCI Colombia ETF	Global X S&P 500® Catholic Values ETF
Global X MSCI Argentina ETF	Global X MSCI SuperDividend® EAFE ETF
Global X MSCI Greece ETF	Global X Risk Parity ETF
Global X MSCI Norway ETF	Global X Scientific Beta Developed Markets ex-US ETF
Global X FTSE Nordic Region ETF	Global X Scientific Beta Emerging Markets ETF
Global X MSCI Nigeria ETF	Global X Central America Index ETF
Global X Next Emerging & Frontier ETF	Global X Central and Northern Europe ETF
Global X MSCI Portugal ETF	Global X Southern Europe ETF
Global X MSCI Pakistan ETF	Global X Eastern Europe ETF
Global X China Mid Cap ETF	Global X Emerging Africa ETF
Global X Czech Republic Index ETF	Global X Sub-Saharan Africa Index ETF
Global X FTSE Bangladesh Index ETF	Global X FTSE Frontier Markets ETF
Global X Silver Miners ETF	Global X FTSE Morocco 20 Index ETF
Global X Gold Explorers ETF	Global X FTSE Sri Lanka Index ETF
Global X Copper Miners ETF	Global X FTSE Ukraine Index ETF
Global X Uranium ETF	Global X Hungary Index ETF
Global X Lithium & Battery Tech ETF	Global X Kazakhstan Index ETF
Global X Fertilizers/Potash ETF	Global X Kuwait ETF
Global X SuperDividend® ETF	Global X Luxembourg ETF
Global X SuperDividend® U.S. ETF	Global X Slovakia Index ETF
Global X MSCI SuperDividend® Emerging Markets ETF	Global X Advanced Materials ETF
Global X SuperDividend® REIT ETF	Global X Cement ETF
Global X SuperIncome™ Preferred ETF	Global X Land ETF
Global X Social Media ETF	Global X FTSE Railroads ETF
Global X | JPMorgan Efficiente Index ETF	Global X FTSE Toll Roads & Ports ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 502 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 12th day of March, 2018.

Global X Funds

By: /s/ Luis Berruga
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	Chief Executive Officer, Trustee	March 12, 2018
Bruno del Ama

/s/ Luis Berruga	President, Chief Operating Officer, Treasurer, Principal Accounting Officer, and Chief Financial Officer	March 12, 2018
Luis Berruga

*	Trustee	March 12, 2018
Sanjay Ram Bharwani

*	Trustee	March 12, 2018
Scott R. Chichester

*	Trustee	March 12, 2018
Kartik Kiran Shah

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.    Description of Exhibit

EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase